CONSOLIDATED INCOME STATEMENTS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES FROM CONTRACTS WITH CUSTOMERS
Service revenues	₱ 196,227	₱ 185,751	₱ 173,634
Non-service revenues	9,018	7,506	7,370
Revenues	205,245	193,257	181,004
EXPENSES
Depreciation and amortization (Notes 9 and 10)	98,714	52,169	47,480
Selling, general and administrative expenses (Note 5)	85,304	78,303	75,255
Cost of sales and services (Note 5)	14,517	13,341	12,295
Asset impairment (Note 5)	6,107	4,985	7,646
Interconnection costs	6,104	3,698	2,146
Expenses	210,746	152,496	144,822
Profit loss from operating activities	(5,501)	40,761	36,182
OTHER INCOME (EXPENSES) - NET (Note 5)	19,010	(6,607)	(3,161)
INCOME BEFORE INCOME TAX	13,509	34,154	33,021
PROVISION FOR INCOME TAX (Note 7)	2,774	7,478	8,441
NET INCOME	10,735	26,676	24,580
ATTRIBUTABLE TO:
Equity holders of PLDT (Note 8)	10,485	26,367	24,284
Noncontrolling interests	250	309	296
NET INCOME	₱ 10,735	₱ 26,676	₱ 24,580
Earnings Per Share Attributable to Common Equity Holders of PLDT (Notes 4 and 8)
Basic	₱ 48.26	₱ 121.76	₱ 112.12
Diluted	₱ 48.26	₱ 121.76	₱ 112.12